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VIA EDGAR



May 3, 2006

Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:    FS Variable Separate Account ("Registrant")
       First SunAmerica Life Insurance Company ("Depositor")
       First SunAmerica Advisor Variable Annuity
       File No. 333-45946 and 811-08810


Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectus and Statement of Additional Information dated May 1, 2006 for Registrant on behalf of the First SunAmerica Advisor Variable Annuity contains no changes from the form of Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 8 under the Securities Act of 1933 and Amendment No. 9 under the Investment Company Act of 1940, respectively, to the above-mentioned Registration Statement filed on Form N-4 with the Securities and Exchange Commission on May 1, 2006, via EDGAR.

Should you have any further questions regarding this filing, please do not hesitate to contact me at (310) 772-6560.


Very truly yours,


/s/ Chad Fickett
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Chad Fickett
Senior Counsel